Financial liabilities at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial liabilities at fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
22.	Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss as of December 31, 2022 and 2023 are as follows:

	2022		2023
Securities sold:
Stocks	~~W~~	278,341	628,225
Bonds		438,689	477,626
Others		7,074	343,783

		724,104	1,449,634
Gold/silver deposits		422,006	419,343

	~~W~~	1,146,110	1,868,977